Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following tables disaggregate the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Event-related and entertainment offerings (a)	$102,314	$90,899
Sponsorship, signage and suite licenses (b)	59,724	55,609
Other (c)	7,174	16,994

Total revenues from contracts with customers	169,212	163,502
Revenues from Arena License Agreements, leases and subleases	32,017	30,486

Total revenues	$201,229	$193,988

	Nine Months Ended March 31,
	2023	2022
Event-related and entertainment offerings (a)	$443,992	$268,391
Sponsorship, signage and suite licenses (b)	167,113	113,565
Other (c)	25,637	31,881

Total revenues from contracts with customers	636,742	413,837
Revenues from Arena License Agreements, leases and subleases	66,819	61,313

Total revenues	$703,561	$475,150

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2. Summary of Significant Accounting Policies and Note 4. Revenue Recognition, included in the Company’s Audited Combined Annual Financial Statements for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)
Primarily consists of (i) revenues from sponsorship sales and representation agreements with Madison Square Garden Sports Corp. (“MSG Sports”) and (ii) advertising commission revenues recognized under the Networks Advertising Sales Representation Agreement. The Networks Advertising Sales Representation Agreement was terminated as of December 31, 2022, as discussed in Note 1. Description of Business.

In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following tables disaggregate the Company’s combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of

ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for the three and nine months ended March 31, 2023 and 2022.

	Three Months Ended March 31,
	2023	2022
Ticketing and venue license fee revenues (a)	$45,547	$46,867
Sponsorship and signage, suite, and advertising commission revenues (b)	78,504	79,631
Food, beverage and merchandise revenues	43,021	36,344
Other	2,140	660

Total revenues from contracts with customers	169,212	163,502
Revenues from Arena License Agreements, leases and subleases	32,017	30,486

Total revenues	$201,229	$193,988

	Nine Months Ended March 31,
	2023	2022
Ticketing and venue license fee revenues (a)	$291,404	$172,844
Sponsorship and signage, suite, and advertising commission revenues (b)	215,812	161,046
Food, beverage and merchandise revenues	124,711	78,032
Other	4,815	1,915

Total revenues from contracts with customers	636,742	413,837
Revenues from Arena License Agreements, leases and subleases	66,819	61,313

Total revenues	$703,561	$475,150

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular and (iii) other live entertainment and sporting events.

(b)
Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized under the Networks Advertising Sales Representation Agreement. The Networks Advertising Sales Representation Agreement was terminated as of December 31, 2022, as discussed in Note 1. Description of Business.

Contract with Customer, Contract Assets and Liabilities
The following table provides information about contract balances from the Company’s contracts with customers as of March 31, 2023 and June 30, 2022:

	March 31, 2023	June 30, 2022
Receivables from contracts with customers, net (a)	$139,719	$106,664
Contract assets, current (b)	$7,548	$5,503
Deferred revenue, including non-current portion (c)	$258,347	$203,256

(a)
Receivables from contracts with customers, net, which are reported in Accounts receivable, net and Related party receivables, current in the Company’s condensed combined balance sheets, represent the Company’s unconditional rights to consideration under its contracts with customers. As of March 31, 2023 and June 30, 2022, the Company’s receivables from contracts with customers above included $
9,077
and $
4,163
, respectively, related to various related parties. See Note 15. Related Party Transactions for further details on related party arrangements.

(b)
Contract assets, current, which are reported as Prepaid expenses and other current assets in the Company’s condensed combined balance sheets, primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)
Deferred revenue primarily relates to the Company’s receipt of consideration from customers in advance of the Company’s transfer of goods or services to the customers. Deferred revenue is reduced and the related revenue is recognized once the underlying goods or services are transferred to a customer. Revenue recognized for the three and nine months ended March 31, 2023 relating to the deferred revenue balance as of June 30,2022 was $
21,196
and $
175,326
, respectively.

MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following table disaggregates the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer for Fiscal Years 2022, 2021 and 2020:

	Year Ended June 30,
	2022	2021	2020
Event-related and entertainment offerings (a)	$386,309	$14,062	$390,691
Sponsorship, signage and suite licenses (b)	156,387	15,897	177,209
Other (c)	39,384	27,528	16,701

Total revenues from contracts with customers	582,080	57,487	584,601
Revenues from Arena License Agreements, leases and subleases	71,410	24,325	—

Total revenues	$653,490	$81,812	$584,601

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2, Summary of Significant Accounting Policies, Revenue Recognition, and the discussion above within this Note for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)	Primarily consists of (i) revenues from sponsorship sales and representation agreements with MSG Sports, and (ii) advertising commission revenues recognized from MSG Networks.
In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following table disaggregates the Company’s combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for Fiscal Years 2022, 2021 and 2020.

	Year Ended June 30,
	2022	2021	2020
Ticketing and venue license fee revenues (a)	$250,092	$8,311	$310,971
Sponsorship and signage, suite, and advertising commission revenues (b)	219,113	43,312	200,503
Food, beverage and merchandise revenues	109,915	3,078	62,341
Other	2,960	2,786	10,786

Total revenues from contracts with customers	582,080	57,487	584,601
Revenues from Arena License Agreements, leases and subleases	71,410	24,325	—

Total revenues	$653,490	$81,812	$584,601

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular, and (iii) live entertainment and other sporting events.

(b)	Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized from MSG Networks.

Contract with Customer, Contract Assets and Liabilities
The following table provides information about the opening and closing contract balances from the Company’s contracts with customers as of June 30, 2022, 2021 and 2020.

	June 30,
	2022	2021	2020
Receivables from contracts with customers, net (a)	$106,664	$72,978	$52,839
Contract assets, current (b)	5,503	7,052	3,850
Deferred revenue, including non-current portion (c)	203,256	199,041	182,632

(a)
As of June 30, 2022, 2021 and 2020, the Company’s receivables from contracts with customers above included $
4,163
, $
5,172
and $
2,966
, respectively, related to various related parties. See Note 19, Related Party Transactions for further details on these related party arrangements.

(b)
Contract assets primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)	Revenue recognized for Fiscal Year 2022 relating to the deferred revenue balance as of June 30, 2021 was $ 143,422 .

Summary of Revenue Remaining Performance Obligation
The following table depicts the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2022. This primarily relates to performance obligations under sponsorship and suite license agreements that have original expected durations longer than one year and for which the considerations are not variable. In developing the estimated revenue, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Fiscal year ending June 30, 2023	$148,830
Fiscal year ending June 30, 2024	124,971
Fiscal year ending June 30, 2025	91,400
Fiscal year ending June 30, 2026	68,700
Fiscal year ending June 30, 2027	41,023
Thereafter	48,947

$523,871